Term Loan - Additional Information (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Line Items]
Proceeds from short-term debt			$ 15,000	$ 7,500
Debt instrument outstanding balance			22,500
Deposit liabilities, accrued interest			$ 400
Term Loan [Member]
Debt Disclosure [Line Items]
Proceeds from short-term debt	$ 7,500	$ 7,500
Term Loan Advance [Member] | Execution of the Merger Agreement [Member]
Debt Disclosure [Line Items]
Debt instrument, face amount				$ 7,500
Debt instrument, interest rate, stated percentage				6.00%
Line of credit facility, maximum borrowing capacity				$ 15,000
Debt instrument minimum increments during draw				7,500
Notes and Loans Payable				$ 7,500